FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2019
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION
FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2019	2018	2017
Foreign currency translation on
Property, plant and equipment, at fair value	13	$61	$(1,512)	$506
Borrowings	14	(133)	537	(282)
Deferred income tax liabilities and assets	12	(43)	184	(82)
Other assets and liabilities		14	(34)	46
		$(101)	$(825)	$188